Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2021 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 4,499
Tier 1 capital	6,724
Total capital	4,859
Tier 1 leverage ratio	6,281
SLR	5,783
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	12,436
Tier 1 capital	10,465
Total capital	7,890
Tier 1 leverage ratio	3,752
SLR	$ 4,606